Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Jul. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 01, 2017	Nov. 01, 2017	Jan. 01, 2016
Schedule of Other Related Party Transactions [Line Items]
Repayment under Privateer Holdings debt facilities								$ 36,940,000
Accounts payable - related parties				$ 81,000		$ 81,000		933,000
Privateer [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest expense								567,000	$ 548,000	$ 992,000
Repayment under Privateer Holdings debt facilities			$ 36,940,000
Management service fees				$ 0	$ 233,000	$ 106,000	$ 417,000	$ 3,878,000	$ 3,397,000
Business development and research and development services mark up percentage								9.00%
Personnel compensation mark up percentage						3.00%		3.00%
Management service fees floating interest rate								2.54%
Privateer [Member] | Revolving Credit Facility [Member]
Schedule of Other Related Party Transactions [Line Items]
Line of credit facility, maximum borrowing capacity	$ 7,000,000												$ 25,000,000
Line of credit facility, interest rate	2.62%							2.54%
Privateer [Member] | Demand Revolving Construction Facility [Member] | High Park Farms Ltd [Member]
Schedule of Other Related Party Transactions [Line Items]
Line of credit facility, maximum borrowing capacity												$ 10,000,000
Line of credit facility, interest rate		2.54%
Privateer [Member] | Demand Construction Facility [Member] | Tilray Canada, Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Line of credit facility, maximum borrowing capacity											$ 1,000,000
Line of credit facility, interest rate		2.54%
Privateer [Member] | Class 2 common stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Percentage of ownership				100.00%		100.00%
Privateer [Member] | Property and Equipment [Member]
Schedule of Other Related Party Transactions [Line Items]
Reimbursement of leasehold improvements cost				$ 2,070,000		$ 2,070,000
Privateer [Member] | Deposits and Other Assets [Member]
Schedule of Other Related Party Transactions [Line Items]
Reimbursement of security deposit cost				$ 1,000,000		$ 1,000,000
Privateer [Member] | Minimum [Member] | Class 1 common stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Percentage of ownership				10.00%		10.00%
Ten Eleven [Member]
Schedule of Other Related Party Transactions [Line Items]
Management service fees				$ 75,000	$ 0	$ 125,000	$ 0
Accounts payable - related parties				$ 73,000		$ 73,000		$ 0
Ten Eleven [Member] | Minimum [Member] | Class 2 common stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Percentage of ownership				10.00%		10.00%
Ten Eleven [Member] | Minimum [Member] | Class 1 common stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Percentage of ownership				10.00%		10.00%